UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                 FORM N-23c-3

                       NOTIFICATION OF REPURCHASE OFFER

                            PURSUANT TO RULE 23c-3



1.    Investment Company Act File Number: 811-21803

      Date of Notification: August 7, 2006

2.    Exact name of Investment Company as specified in registration statement:

      THE CAMPBELL MULTI-STRATEGY TRUST

3.    Address of principal executive office: (number, street, state, zip code)

      210 West Pennsylvania Avenue
      Towson, Maryland 21204

4.    Check one of the following:

A. [X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B. [ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C. [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.



                                                   By:  /s/ Thomas P. Lloyd
                                                        ------------------------
                                                        Name:  Thomas P. Lloyd
                                                        Title: Secretary

[LOGO OMITTED] Campbell & Company Investment Adviser LLC
               A Subsidiary of Campbell & Company, Inc.

August 7, 2006


Dear Campbell Multi-Strategy Trust Shareholder:

We are writing to notify you of the Trust's quarterly repurchase offer. If you are not interested in selling shares at this time, please disregard this notice; no action is necessary on your part.

For the quarter ending September 30, 2006, the Board of Trustees has authorized the repurchase of up to 25% of the outstanding shares, at their net asset value. Noted here are the important dates related to the repurchase offer. Please see the attached Repurchase Offer Notice for important information about the Repurchase Offer.

You may accept the repurchase for some or all of your shares by completing and returning the enclosed Repurchase Request Form by the close of business on September 15, 2006.

Repurchase Request Deadline:  September 15, 2006.
-------------------------------------------------

To be honored, your Repurchase Request must be received by the Trust by the Repurchase Request Deadline.

Repurchase Requests should be directed to: The Campbell Multi-Strategy Trust,
Attention: Fund Administration, 210 West Pennsylvania Avenue, Suite 770, Towson, MD 21204.

If you are submitting a Repurchase Request through your Financial Advisor, you must submit your repurchase request to your Financial Advisor in advance of the Repurchase Request Deadline so that your Financial Advisor will have sufficient time to forward your request to the Trust by the Repurchase Request Deadline.

If total Repurchase Requests from investors do not exceed 25% of the total shares, each investor will receive a full redemption of the requested amount. If the repurchase offer is oversubscribed, the Trust may repurchase shares on a prorated basis, as described in Paragraph 6 of the Repurchase Offer Notice.

As it states in the Trust's Confidential Private Offering Memorandum (the "Offering Memorandum"), these quarterly repurchase offers are the only opportunity for you to redeem some or all of your interest in the Trust.

The Trust will repurchase shares at their net asset value as of September 29, 2006 (the "Repurchase Pricing Date"). For your reference, the unaudited net asset value as of June 30, 2006 was $1,267.07 per share. The net asset value as of the Repurchase Pricing Date may be more or less than this value. For the daily estimated and final month-end net asset values, you may contact The Campbell Multi-Strategy Trust Hotline at 877-842-4082.

If you have any questions, please call your Financial Advisor or Campbell's Fund Administration Department at 800-698-7235.

Sincerely,


The Campbell Multi-Strategy Trust


                             Court Towers Building
                    210 West Pennsylvania Avenue, Suite 770
                            Towson, Maryland 21204
       Phone (410) 296-3301 Toll Free 1-800-698-7235 Fax (410) 296-3311


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           CAMPBELL                                  [LOGO OMITTED]
            & COMPANY Investment Adviser LLC











Repurchase Offer Notice


The Campbell Multi-Strategy Trust




  ------------------------------------------------------------------------------
  If you do not want to sell your common units of beneficial interest
  ("shares") at this time, please disregard this notice. This is simply notification of The Campbell Multi-Strategy Trust's (the "Trust") repurchase offer.

  If you are interested in selling shares at this time, please complete the attached Repurchase Request Form and have it returned to the Trust by the Repurchase Request Deadline.

  ------------------------------------------------------------------------------

Repurchase Offer Terms

The Campbell Multi-Strategy Trust

These Repurchase Offer Terms ("Terms") provide supplemental information to the letter that accompanies these Terms (the "Repurchase Notification Letter").

1. The Repurchase Offer. The Campbell Multi-Strategy Trust (the "Trust") makes this offer to repurchase shares of the Trust pursuant to Rule 23c-3 of the Investment Company Act of 1940 (the "1940 Act") and as a fundamental policy of the Trust. This repurchase offer has been approved by the Board of Trustees of the Trust. The Trust is offering to repurchase for cash up to the percentage listed in the Repurchase Notification Letter (the "Repurchase Offer Amount") of its issued and outstanding shares at a price equal to the net asset value per share ("net asset value") as of the close of business on the Repurchase Pricing Date (defined below) upon the terms and conditions set forth herein. The Repurchase Notification Letter, these Repurchase Offer Terms, and information set forth in the Trust's Confidential Private Offering Memorandum (the "Offering Memorandum") constitute the "Repurchase Offer." The offer and acceptance of shares of the Trust are made upon the terms and conditions stated in the Repurchase Offer. The Repurchase Offer is not conditioned upon the tender for repurchase of any minimum number of shares.

2. Repurchase Request Deadline. All tenders for shares for repurchase must be received by the Trust in proper form on or before the close of business by the date shown in the accompanying Repurchase Notification Letter (the "Repurchase Request Deadline"). If you wish to sell shares with the assistance of your Financial Advisor, you must submit your repurchase request to your Financial Advisor in advance of the Repurchase Request Deadline so that your Financial Advisor will have sufficient time to forward your request to the Trust.

3. Repurchase Pricing Date. The net asset value for the repurchase will be determined on the Repurchase Pricing Date as shown on the Repurchase Notification Letter.

4. Payment for shares repurchased. The Trust will pay repurchase proceeds within seven days after the Repurchase Pricing Date. The Trust will not charge a repurchase fee.

5. Net Asset Value. A recent net asset value of the Trust is shown in the Repurchase Notification Letter. You must decide whether to tender shares prior to the Repurchase Request Deadline, but the net asset value at which the Trust will repurchase shares will not be calculated until the Repurchase Pricing Date. The net asset value on the Repurchase Pricing date may be more or less than the recent net asset value shown in the Repurchase Notification Letter.

6. Increase in the number of shares repurchased; prorated repurchases. Pursuant to Rule 23c-3(b)(5) under the 1940 Act, if shareholders tender more shares for repurchase than the Repurchase Offer Amount (an "Oversubscribed Repurchase Offer"), the Trust may (but is not obligated
      to) repurchase up to an additional two percent (2%) of the shares above the Repurchase Offer Amount. If the Trust determines not to repurchase any additional shares, or if shareholders tender shares in excess of the Repurchase Offer Amount plus the 2%, the Trust will repurchase shares tendered on a prorated basis. There can be no assurance that the Trust will be able to repurchase all shares that you have tendered, even if you tender all shares that you own. In the event of an Oversubscribed Repurchase Offer, you may be unable to sell some or all of your investment. You may have to wait until a subsequent quarterly Repurchase Offer to tender shares that the Trust is unable to repurchase, and you would be subject to the risk of net asset value fluctuations during that time period.

7. Withdrawal of shares tendered for repurchase. Requests for repurchase of shares may be withdrawn or modified by submitting written notice to the Trust prior to the close of business on the Repurchase Request Deadline.

8. Suspension or postponement of the Repurchase Offer. Pursuant to Rule 23c-3(b)(3) under the 1940 Act, upon the vote of a majority of the Board of Trustees, including a majority of the Independent Trustees of the Trust, the Trust may suspend or postpone this Repurchase Offer only:

      a) For any period during which the New York Stock Exchange or any other market in which the securities owned by the Trust are principally traded is closed, other than customary weekend and holiday closings, or during which such market is restricted;

      b) For any period during which an emergency exists as a result of which disposal by the Trust of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Trust to fairly determine the value of its net assets; or

      c) For such other periods as the Securities and Exchange Commission may by order permit for the protection of the shareholders of the Trust.

            If this Repurchase Offer is suspended or postponed, the Trust will provide notice to shareholders of such suspension or postponement. If the Trust renews this Repurchase Offer, the Trust will send a new notification to shareholders.

9. Documents in proper form. All questions as to validity, form, eligibility (including time of receipt), and acceptance of tenders of shares will be determined by the Trust, in its sole discretion, which determination shall be final and binding. The Trust reserves the absolute right to reject any or all tenders of shares determined to be in an inappropriate form. The Trust's interpretations of the terms and conditions of the Repurchase Offer shall be final and binding.

10. No recommendation. Neither the Trust nor its Board of Trustees makes any recommendation to any shareholder whether to tender or refrain from tendering shares. Each shareholder must make an independent decision whether to tender shares and, if so, how many shares to tender.

      No person has been authorized to make any recommendation on behalf of the Trust as to whether shareholders should tender shares pursuant to this Repurchase Offer. No person has been authorized to give any information or to make any representations in connection with the Repurchase Offer other than those contained herein or in the Offering Memorandum. If given or made, such recommendation may not be relied upon as having been authorized by the Trust, its investment adviser, or distributor.


              [REMAINDER OF THIS PAGE LEFT BLANK INTENTIONALLY.]

                                                   For Office Use Only
                                               Date Received _______________
                                               Shareholder # _______________
                                               Shares To Repurchase ________ F P
                                               Repurchase Date _____________
                                                   IND JNT CUST OTHR

                       THE CAMPBELL MULTI-STRATEGY TRUST
                            REPURCHASE REQUEST FORM


                                                           _______________           __________________
The Campbell Multi-Strategy Trust                          Date                      Shareholder No.
c/o Campbell & Company Investment Adviser LLC                                        (must be included)
210 West Pennsylvania Avenue, Suite 770                    __________________________________________
Towson, Maryland 21204                                     Social Security Numbers/Taxpayer ID Number
ATTN:  FUND ADMINISTRATION
Fax: 410-842-4000                                          _______________________________________
                                                           Brokerage/Custodial Account Number

Dear Sir/Madam:

      The undersigned hereby requests to sell the indicated shares, as defined in and subject to all of the terms and conditions of the Second Amended and Restated Agreement and Declaration of Trust of THE CAMPBELL MULTI-STRATEGY TRUST (the "Trust"), of the undersigned's common units of beneficial interest ("shares") in the Trust at the net asset value per share as of the date on which the repurchase price for shares is to be determined (the "Repurchase Pricing Date"), as described in the Offering Memorandum. The Repurchase Pricing Date shall occur no later than fourteen days after the Repurchase Request Deadline (or the next business day, if the fourteenth day is not a business day). Repurchase offers may be suspended or postponed only under certain circumstances as provided for in Rule 23c-3 under the 1940 Act.

      The undersigned hereby represents and warrants that the undersigned is the true, lawful and beneficial owner of the shares to which this Repurchase Request relates with full power and authority to request the repurchase of such shares. Such shares are not subject to any pledge or otherwise encumbered in any fashion.

      Under penalty of perjury, the undersigned hereby certifies that the Social Security Number or Taxpayer ID Number indicated on this repurchase request is the undersigned's true, correct and complete Social Security Number or Taxpayer ID Number and that the undersigned is not subject to backup withholding under the provisions of section 3406(a)(1)(C) of the Internal Revenue Code.


____________________________________________________________________________________________________________________________________
In order for this repurchase request to be considered, it is mandatory to complete the following:

     Type of Repurchase Request (check one):
     ---------------------------------------

     |_| Full Repurchase Request

     |_| Partial Repurchase Request (specify number of shares ______________ or dollar amount $______________)
         (Subject to maintenance of the required minimum balance of shares equal to $50,000.)

     Remittance of Repurchase Funds (check one):
     -------------------------------------------

     |_| Forward funds to the undersigned at:

____________________________________________________________________________________________________________________________________
     Name                                             Street                                          City, State and Zip Code

         Remit funds directly to brokerage account:   _________________________________________________
                                                             Brokerage/Custodial Account Number

                           SIGNATURE(S) MUST BE IDENTICAL TO NAME(S) IN WHICH SHARES ARE REGISTERED.

                  Entity Shareholder                                         Individual Shareholder(s)

________________________________________________       _______________________________/_____________________________________________
Printed Name of Entity Shareholder (or assignee)       Printed Name(s) of Individual Shareholder(s), Plan Participant (or assignees)

By: ____________________________________________       _______________________________/_____________________________________________
    Signature of Trustee, Custodian, Fiduciary,        Signature(s) of Shareholder(s), Plan Participant (or assignees)
         Partner or Authorized Officer

                     Client Mailing Address                   ____________________________________
                                                              Financial Advisor and Firm
________________________________________________
Street                  City, State and Zip Code              ____________________________________
                                                              Firm Address
________________________________________________
Client Phone Number                                           _____________________________________
                                                              Firm Phone and Fax Number
____________________________________________________________________________________________________________________________________

           CAMPBELL                                  [LOGO OMITTED]
            & COMPANY Investment Adviser LLC





                       THE CAMPBELL MULTI-STRATEGY TRUST
                             COURT TOWERS BUILDING
                    210 WEST PENNSYLVANIA AVENUE, SUITE 770
                               TOWSON, MD 21204

                     PHONE: 800-698-7235 FAX: 410-296-3301